Intangible Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, gross	$ 18,409,016
Accumulated amortization	2,727,969
Intangible assets	15,681,047	$ 15,857,027	$ 12,527,980
Betting platform system [Member]
Intangible assets, gross	5,689,965
Accumulated amortization	732,153
Intangible assets	4,957,812	5,052,645
License [Member]
Intangible assets, gross	10,692,060
Accumulated amortization	790,731
Intangible assets	9,901,329	9,929,495
Location contracts [Member]
Intangible assets, gross	1,000,000
Accumulated amortization	804,402
Intangible assets	195,598	231,312
Customer relationships [Member]
Intangible assets, gross	870,927
Accumulated amortization	316,343
Intangible assets	554,584	569,700
Trademarks[Member]
Intangible assets, gross	116,175
Accumulated amortization	44,340
Intangible assets	71,724	73,875
Website [Member]
Intangible assets, gross	40,000
Accumulated amortization	40,000
Intangible assets